Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio Service Class 2
April 30, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as portfolio manager of the fund.

Effective on or about January 1, 2020, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

VNR2-SUM-19-01 1.9886538.102	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Initial Class
April 30, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as portfolio manager of Energy Portfolio.

Effective on or about January 1, 2020, the following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

VNRI-SUM-19-01 1.9886539.102	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Investor Class
April 30, 2019
Summary Prospectus

Effective on or about January 1, 2020, John Dowd no longer serves as portfolio manager of Energy Portfolio.

Effective on or about January 1, 2020, the following information replaces similar information for Energy Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

VNR-INV-SUM-19-01 1.9886520.102	December 24, 2019